UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 28, 2011

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

February 28, 2011

Semi-Annual Repor t

Western Asset

New York Tax Free

Money Market Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Western Asset New York Tax Free Money Market Fund

Fund objectives

The Fund’s investment objectives are to provide shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes*, preservation of capital and liquidity.

*	A portion of the income may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes may apply. Capital gains, if any, are fully taxable. Consult your personal tax adviser or legal adviser.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset New York Tax Free Money Market Fund for the six-month reporting period ended February 28, 2011. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

March 25, 2011

Western Asset New York Tax Free Money Market Fund	III

Investment commentary

Economic review

While economic reports remained mixed, the U.S. economy continued to expand over the six months ended February 28, 2011. During the fourth quarter of 2010, fears regarding moderating economic growth were replaced with optimism for a strengthening economy in 2011. With investor sentiment improving, rising interest rates negatively impacted some sectors of the fixed-income market. All told, investors who took on additional risk in their portfolios during the reporting period were generally rewarded.

Although the U.S. Department of Commerce continued to report positive U.S. gross domestic product (“GDP”)i growth, the expansion has moderated since peaking at 5.0% in the fourth quarter of 2009. A slower drawdown in business inventories and renewed consumer spending were contributing factors spurring the economy’s solid growth at the end of 2009. However, the economy grew at a more modest pace in 2010. According to the Commerce Department, GDP growth was 3.7%, 1.7% and 2.6% during the first, second and third quarters of 2010, respectively. The economy then expanded 3.1% during the fourth quarter.

Turning to the job market, the unemployment rate moved lower during the last three months of the reporting period, though it remained elevated. The unemployment rate fell to 9.4% in December 2010 and 9.0% in January 2011. It then dipped to 8.9% in February, marking the first time the unemployment rate was below 9.0% since April 2009. This favorable trend, however, did not mean that all was well in the labor market. The U.S. Department of Labor reported in February 2011 that approximately 13.7 million Americans looking for work have yet to find a job, and almost 44% of these individuals have been out of work for more than six months. In addition, while the Federal Reserve Board

(“Fed”)ii believes that unemployment will continue to decline, it projects that it will remain relatively high, between 7.5% and 8.0% at the end of 2012.

The long-ailing housing market continued to show some signs of strains during the reporting period. Looking back, sales increased in the spring of 2010 largely due to the government’s $8,000 tax credit for first-time home buyers. However, this proved to be only a temporary boost, as sales subsequently weakened after the tax credit expired at the end of April. Existing-home sales did rebound somewhat toward the end of 2010 and in January 2011, as mortgage rates remained relatively low. According to the National Association of Realtors (“NAR”), existing-home sales increased 3.4% in January 2011. However, home sales then declined 9.6% in February and the inventory of unsold homes was an 8.6 month supply at the current sales level, versus a 7.5 month supply in January. In addition, existing-home prices remained disappointingly low, with the NAR reporting that the median existing-home price for all housing types was $156,100 in February 2011, down 5.2% from February 2010.

The manufacturing sector was one area of the economy that remained relatively strong during the reporting period. Based on the Institute for Supply Management’s PMIiii, the manufacturing sector has grown nineteen consecutive months since it began expanding in August 2009. After reaching a six-year peak of 60.4 in March 2010 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion), PMI data indicated somewhat more modest growth during the next nine months. However, in January 2011, the manufacturing sector expanded at its fastest pace since May 2004, with a reading of 60.8 versus 58.5 for the previous month. There was further strengthening in February, with a reading of 61.4.

IV	Western Asset New York Tax Free Money Market Fund

Investment commentary (cont’d)

Financial market overview

The financial markets were largely characterized by healthy investor risk appetite and solid results by stocks and lower-quality bonds during the first two months of the reporting period. The markets then experienced a sharp sell-off in mid-November and again in mid-February 2011. During those periods, investors tended to favor the relative safety of U.S. Treasury securities. However, these setbacks proved to be only temporary as risk aversion was generally replaced with solid demand for riskier assets.

Due to signs that certain areas of the economy were moderating in the middle of 2010 (prior to the beginning of the reporting period), the Fed took further actions to spur the economy. At its August 10th meeting, the Fed announced an ongoing program that calls for using the proceeds from expiring agency debt and agency mortgage-backed securities to purchase longer-dated Treasury securities.

In addition, the Fed remained cautious throughout the reporting period given pockets of weakness in the economy. At its meeting in September 2010, the Fed said, “The Committee will continue to monitor the economic outlook and financial developments and is prepared to provide additional accommodation if needed to support the economic recovery. . . .” This led to speculation that the Fed may again move to purchase large amounts of agency and Treasury securities in an attempt to avoid a double-dip recession and ward off deflation.

The Fed then took additional action in early November 2010. Citing that “the pace of recovery in output and employment continues to be slow,” the Fed announced another round of quantitative easing to help stimulate the economy, entailing the purchase of $600 billion of long-term U.S. Treasury securities by the end of the second quarter of 2011. This, coupled with the Fed’s previously announced program to use the proceeds of expiring securities to purchase Treasuries, means it could buy a total of $850 billion to $900 billion of Treasury securities by the end of June 2011. At its meeting in March 2011, the Fed said it “will maintain the target range for the federal funds rateiv at 0 to 1/4 percent and continues to anticipate that economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels for the federal funds rate for an extended period.”

Fixed-income market review

After producing mixed results in August (prior to the beginning of the reporting period), most spread sectors (non-Treasuries) rallied in September and October. This turnaround was triggered by the Fed indicating the possibility of another round of quantitative easing. The spread sectors started to weaken toward the middle of November as financial troubles in Ireland resulted in a re-emergence of the European sovereign debt crisis. While several spread sectors largely regained their footing during the second half of the reporting period, others remained weak given ongoing uncertainties in Europe, concerns regarding economic growth in China and its potential impact on the global economy, and geopolitical unrest in Egypt and Libya.

Both short- and long-term Treasury yields fluctuated but, overall, moved higher during the six months ended February 28, 2011. When the period began, two- and ten-year Treasury yields were 0.47% and 2.47%, respectively. Treasury yields initially moved lower, with two-year Treasuries hitting their low for the period of 0.33% on November 4, 2010. Ten-year Treasuries reached their trough of 2.41% in early October. Yields then moved sharply higher given expectations for stronger growth in

Western Asset New York Tax Free Money Market Fund	V

2011 and the potential for rising inflation. On February 14, 2011, two-year Treasury yields peaked at 0.87%, while ten-year Treasuries peaked at 3.75% on February 8, 2011. Treasury yields then declined as investor risk aversion increased given the uprising in Libya. When the period ended on February 28, 2011, two- and ten-year Treasury yields were 0.69% and 3.42%, respectively. With the Fed keeping the federal funds rate at a historical low, the yields available from tax-free money market securities remained extremely low during the reporting period.

Performance review

As of February 28, 2011, the seven-day current yield for Class N shares of Western Asset New York Tax Free Money Market Fund was 0.01% and the seven-day effective yield, which reflects compounding, was 0.01%.1

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Western Asset New York Tax Free Money Market Fund Yields as of February 28, 2011 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Class N	0.01%	0.01%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Absent current expense reimbursements and/or fee waivers, the seven-day current yield and the seven-day effective yield for Class N shares would have been -0.44%.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and

Chief Executive Officer

March 25, 2011

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the Fund. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

VI	Western Asset New York Tax Free Money Market Fund

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

Western Asset New York Tax Free Money Market Fund 2011 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of February 28, 2011 and August 31, 2010. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Western Asset New York Tax Free Money Market Fund 2011 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2010 and held for the six months ended February 28, 2011.

Actual expenses

The table below titled “Based on Actual total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio†	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio†	Expenses Paid During the Period[3]
Class N	0.00%[4]	$1,000.00	$1,000.00	0.33%	$1.64	Class N	5.00%	$1,000.00	$1,023.16	0.33%	$1.66

[1]	For the six months ended February 28, 2011.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

[4]	Amount represents less than 0.005%.

†	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

Western Asset New York Tax Free Money Market Fund 2011 Semi-Annual Report	3

Schedule of investments (unaudited)

February 28, 2011

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 100.1%
Education — 12.2%
Amherst, NY, Development Corp., Student Housing Facility Revenue, UBF Facility Student Housing Corp., LOC-HSBC Bank USA N.A.	0.230%	10/1/35	$2,000,000	$2,000,000	(a)(b)
Chemung County, NY, Industrial Development Agency, Civic Facilities Revenue, Elmira College Project, LOC-JPMorgan Chase	0.250%	7/1/38	3,400,000	3,400,000	(a)(b)
Monroe County, NY, Industrial Development Agency Revenue, Monroe Community College, LOC-JPMorgan Chase	0.240%	1/15/32	5,380,000	5,380,000	(a)(b)
New York State Dormitory Authority Revenue:
Cornell University, SPA-HSBC Bank USA N.A.	0.220%	7/1/33	10,785,000	10,785,000	(a)(b)
Non-State Supported Debt, Long Island University, LOC-Citizens Bank & FHLB	0.260%	9/1/26	3,640,000	3,640,000	(a)(b)
Non-State Supported Debt, Long Island University, LOC-Citizens Bank & FHLB	0.260%	9/1/36	4,030,000	4,030,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.230%	7/1/32	10,000,000	10,000,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.230%	7/1/35	800,000	800,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-U.S. Bank N.A.	0.230%	7/1/40	1,600,000	1,600,000	(a)(b)
Non-State Supported Debt, University of Rochester, LOC-Bank of America N.A.	0.240%	7/1/27	4,600,000	4,600,000	(a)(b)
Non-State Supported Debt, University of Rochester, LOC-JPMorgan Chase	0.240%	7/1/33	4,440,000	4,440,000	(a)(b)
Non-State Supported Debt, Wagner College, LOC-TD Bank N.A.	0.190%	7/1/38	4,950,000	4,950,000	(a)(b)
State Supported Debt, City University of New York, LOC-TD Bank N.A.	0.190%	7/1/31	2,600,000	2,600,000	(a)(b)
State Supported Debt, Cornell University, SPA-HSBC Bank USA N.A.	0.220%	7/1/33	100,000	100,000	(a)(b)
State Supported Debt, New York Public Library Astor Lenox & Tilden Foundations, LOC-TD Bank N.A.	0.220%	7/1/28	290,000	290,000	(a)(b)
Wagner College, LOC-Morgan Guarantee Trust	0.190%	7/1/28	1,000,000	1,000,000	(a)(b)
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Bank of America N.A.	0.200%	12/1/29	3,600,000	3,600,000	(a)(b)
Suffolk County, NY, Industrial Development Agency, Civic Facilities Revenue, Touro College Project, LOC-JPMorgan Chase	0.270%	6/1/37	155,000	155,000	(a)(b)
Total Education				63,370,000

See Notes to Financial Statements.

4	Western Asset New York Tax Free Money Market Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 28, 2011

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Finance — 7.4%
Nassau County, NY, Interim Finance Authority, LIQ-Bank of America N.A.	0.300%	11/15/17	$7,700,000	$7,700,000	(a)(b)
New York City, NY, TFA:
Future Tax Secured, SPA-Citibank N.A.	0.210%	8/1/31	5,000,000	5,000,000	(a)(b)
New York City Recovery Project Revenue, SPA-Royal Bank of Canada	0.180%	11/1/22	7,105,000	7,105,000	(a)(b)
New York City Recovery Project Revenue, SPA-Royal Bank of Canada	0.180%	11/1/22	20,000	20,000	(a)(b)
New York City Recovery Project Revenue, Subordinated, LIQ-Landesbank Hessen-Thuringen	0.280%	11/1/22	4,015,000	4,015,000	(a)(b)
New York City Recovery Project Revenue, Subordinated, LIQ-Societe Generale	0.230%	11/1/22	650,000	650,000	(a)(b)
New York City Recovery Project Revenue, Subordinated, SPA-Royal Bank of Canada	0.170%	11/1/22	3,130,000	3,130,000	(a)(b)
New York City, NY, TFA Revenue, Subordinated, LIQ-Lloyds TSB Bank	0.220%	11/1/22	1,800,000	1,800,000	(a)(b)
New York State LGAC, SPA-JPMorgan Chase	0.250%	4/1/19	8,900,000	8,900,000	(a)(b)
Total Finance				38,320,000
General Obligation — 17.8%
Albany County, NY, GO	1.000%	6/1/11	1,065,000	1,066,394
Albany, NY, City School District, GO, BAN	1.500%	6/24/11	3,082,061	3,089,480
Albany, NY, GO, BAN	2.000%	7/8/11	8,119,480	8,154,203
Amityville, NY, Union Free School District, GO, TAN	1.000%	6/30/11	1,100,000	1,101,891
Arlington, NY, CSD, GO, BAN	1.000%	11/17/11	500,000	501,097
Babylon, NY, GO, BAN	1.500%	4/15/11	775,000	776,006
Berne-Knox-Westerlo, NY, CDS, GO, BAN	1.000%	12/30/11	700,000	701,038
Cairo Durham, NY, CSD, GO, BAN	1.500%	6/24/11	1,511,059	1,513,320
Chittenango, NY, CSD, GO:
BAN	1.500%	6/30/11	800,000	800,968
BAN	1.500%	7/8/11	269,750	270,098
Commonwealth of Puerto Rico, GO:
Public Improvement, AGM, SPA-Dexia Credit Local	0.250%	7/1/18	6,585,000	6,585,000	(a)(b)
Public Improvement, AGM, SPA-Dexia Credit Local	0.250%	7/1/21	565,000	565,000	(a)(b)
Corning, NY, City School District, GO, BAN	1.250%	6/24/11	900,000	901,321
Downsville, NY, CSD, GO, BAN	1.750%	6/30/11	3,225,560	3,230,725
Dunkirk, NY, GO, BAN	1.500%	3/30/11	700,000	700,165
East Fishkill, NY, GO, BAN	1.250%	4/13/11	323,000	323,117
East Moriches, NY, Union Free School District, GO, TAN	1.500%	6/23/11	1,345,000	1,346,367
Essex County, NY, GO, BAN	1.000%	11/18/11	400,000	400,795

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2011 Semi-Annual Report	5

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
General Obligation — continued
Hampton Bays, NY, Union Free School District, GO, TAN	1.000%	6/23/11	$1,800,000	$1,801,784
Hendrick Hudson, NY, CSD, Westchester, GO, TAN	1.000%	6/24/11	500,000	500,407
Hilton, NY, CSD, GO, BAN	1.250%	6/23/11	396,244	396,433
Islip, NY, Union Free School District No. 002, GO, BAN	1.000%	3/25/11	805,000	805,231
Jordan-Elbridge, NY, CSD, GO, BAN	1.500%	6/24/11	304,374	304,515
Lloyd, NY, GO, BAN	1.500%	2/24/12	1,260,000	1,264,536
Maine-Endwell, NY, CSD, GO, BAN	1.500%	6/29/11	2,165,000	2,170,225
New York City, NY, GO:
AGM, SPA-State Street Bank & Trust Co.	0.220%	8/1/23	180,000	180,000	(a)(b)
LOC-Bank of New York	0.170%	3/1/34	255,000	255,000	(a)(b)
LOC-Dexia Credit Local	0.210%	1/1/36	115,000	115,000	(a)(b)
LOC-Landesbank Hessen-Thuringen	0.230%	8/1/24	2,600,000	2,600,000	(a)(b)
LOC-Royal Bank of Scotland	0.270%	9/1/35	1,700,000	1,700,000	(a)(b)
LOC-U.S. Bank N.A.	0.150%	4/1/38	1,500,000	1,500,000	(a)(b)
SPA-Calyon Bank	0.220%	12/1/32	6,200,000	6,200,000	(a)(b)
SPA-Wells Fargo Bank N.A.	0.160%	4/1/32	3,200,000	3,200,000	(a)(b)
Subordinated, AGM, SPA-Dexia Credit Local	0.230%	11/1/26	1,300,000	1,300,000	(a)(b)
Subordinated, LOC-Bank of America	0.220%	4/1/36	100,000	100,000	(a)(b)
Subordinated, LOC-Bank of New York	0.160%	3/1/34	100,000	100,000	(a)(b)
New York, NY, GO:
AGM, SPA-State Street Bank & Trust Co.	0.220%	8/1/20	945,000	945,000	(a)(b)
NATL, SPA-Wachovia Bank N.A.	0.210%	8/1/14	700,000	700,000	(a)(b)
North Shore, NY, CSD, GO, TAN	1.250%	6/23/11	1,125,000	1,127,162
Ossining Village, NY, GO, BAN	1.000%	11/23/11	1,509,000	1,512,058
Oswego, NY, City School District, GO, BAN	1.000%	8/26/11	8,000,000	8,010,456
Rotterdam-Mohonasen, NY, CSD, GO, BAN	1.500%	7/8/11	3,999,080	4,010,302
Sandy Creek, NY, CSD, GO, BAN	1.500%	7/8/11	700,000	700,633
Saratoga County, NY, GO, BAN	1.250%	7/19/11	1,525,000	1,528,543
Seaford, NY, Union Free School District, GO, BAN	1.250%	7/14/11	4,600,000	4,611,161
Sherburne Earleville, NY, CSD, GO:
BAN	1.500%	6/30/11	1,623,525	1,625,976
BAN	1.750%	6/30/11	552,022	553,071
Sleepy Hollow, NY, GO, BAN	1.000%	8/12/11	900,000	901,201
Stony Point, NY, GO, BAN	1.500%	6/15/11	246,289	246,593
Susquehanna Valley, NY, CSD, GO:
BAN	1.250%	7/29/11	1,450,000	1,452,121
BAN	1.250%	7/29/11	700,000	701,176
Tarrytown, NY, GO, BAN	1.500%	5/26/11	1,525,000	1,528,320

See Notes to Financial Statements.

6	Western Asset New York Tax Free Money Market Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 28, 2011

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
General Obligation — continued
Tarrytowns NY, Union Free School District, GO, BAN	1.000%	2/17/12	$1,300,000	$1,304,740
Tonawanda, NY, GO, BAN	1.250%	6/16/11	494,000	494,401
West Hempstead, NY, Union Free School District, GO, TAN	1.000%	6/24/11	2,500,000	2,502,893
West Seneca, NY, GO, BAN	1.000%	12/21/11	516,000	517,280
Woodbury Town, NY, GO, BAN	1.000%	11/3/11	1,075,000	1,076,586
Total General Obligation				92,569,789
Health Care — 3.9%
Broome County, NY, Industrial Development Agency, Civic Facility Revenue, James Johnston Memorial Nursing Home, LOC-Sovereign Bank FSB, Banco Santander PR	0.650%	2/1/29	460,000	460,000	(a)(b)
Cohoes, NY, Industrial Development Agency, Urban Cultural Park Facility Revenue, Eddy Cohoes Project, LOC-Bank of America N.A.	0.230%	12/1/33	800,000	800,000	(a)(b)
New York City, NY, Health & Hospital Corp. Revenue, LOC-JPMorgan Chase	0.220%	2/15/26	285,000	285,000	(a)(b)
New York State Dormitory Authority Revenue:
Mental Health Services, SPA-HSBC Bank USA	0.230%	2/15/31	5,850,000	5,850,000	(a)(b)
Mental Health Services, SPA-JPMorgan Chase	0.250%	2/15/31	2,730,000	2,730,000	(a)(b)
Non-State Supported Debt, Northern Westchester Association, LOC-TD Bank N.A.	0.190%	11/1/34	3,950,000	3,950,000	(a)(b)
Syracuse, NY, Industrial Development Agency, Civic Facility Revenue, Crouse Health Hospital Inc. Project, LOC-HSBC Bank USA N.A.	0.280%	1/1/23	1,435,000	1,435,000	(a)(b)
Tompkins County, NY, Industrial Development Agency Revenue, Civic Facility, Ithacare Center Co., LOC-Bank of America N.A.	0.280%	2/1/37	3,245,000	3,245,000	(a)(b)
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Northern Westchester Hospital Association, LOC-Commerce Bank N.A.	0.200%	11/1/24	1,800,000	1,800,000	(a)(b)
Total Health Care				20,555,000
Housing: Multi-Family — 25.1%
New York City, NY, HDC, MFH Rent Revenue:
James Tower Development, FNMA, LIQ-FNMA	0.230%	6/15/32	7,400,000	7,400,000	(a)(b)
Royal Properties, LIQ-FNMA	0.220%	4/15/35	700,000	700,000	(a)(b)
New York City, NY, HDC, MFH Revenue:
3463 Third Avenue Realty LLC, LOC-Citibank N.A.	0.270%	7/1/37	1,825,000	1,825,000	(a)(b)(c)
BX Parkview Associates LLC, LOC-Citibank N.A.	0.310%	12/1/36	5,600,000	5,600,000	(a)(b)(c)
LIQ-JPMorgan Chase	0.280%	5/1/15	1,290,000	1,290,000	(a)(b)
SPA-Bank of America N.A.	0.220%	5/1/13	2,800,000	2,800,000	(a)(b)(c)

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2011 Semi-Annual Report	7

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Housing: Multi-Family — continued
New York City, NY, HDC, Multi-Family Mortgage Revenue:
20 Exchange Place, LOC-Landesbank Hessen-Thuringen	0.320%	6/1/39	$10,005,000	$10,005,000	(a)(b)
201 Pearl Street Development, LIQ-FNMA	0.250%	10/15/41	4,000,000	4,000,000	(a)(b)
Hewitt Westchester LP, LOC-Bank of America N.A.	0.260%	11/1/48	1,400,000	1,400,000	(a)(b)
Las Casas Development, LOC-Bank of America N.A.	0.400%	10/1/40	3,250,000	3,250,000	(a)(b)(c)
Markham Gardens Apartments, LOC-Citibank N.A.	0.250%	1/1/40	7,000,000	7,000,000	(a)(b)(c)
Sons of Italy Apartments, LOC-Wells Fargo Bank N.A.	0.280%	2/1/49	5,870,000	5,870,000	(a)(b)
Susans Court, LOC-Citibank N.A.	0.250%	11/1/39	1,000,000	1,000,000	(a)(b)(c)
New York City, NY, HDC, Related Monterey, LIQ-FNMA	0.220%	11/15/19	6,700,000	6,700,000	(a)(b)
New York State HFA:
10 Liberty, FHLMC, LIQ-FHLMC	0.220%	5/1/35	1,600,000	1,600,000	(a)(b)
Revenue Victory Housing, LIQ-FHLMC	0.260%	11/1/33	4,000,000	4,000,000	(a)(b)(c)
New York State Housing Finance Agency Revenue:
345 East 94th Street Associates LLC, LIQ-FHLMC	0.250%	11/1/30	300,000	300,000	(a)(b)(c)
350 West 43rd Street Housing, LOC-Landesbank Hessen-Thuringen	0.320%	11/1/34	400,000	400,000	(a)(b)(c)
350 West 43rd Street Housing, LOC-Landesbank Hessen-Thuringen	0.320%	11/1/34	300,000	300,000	(a)(b)(c)
600 West 42nd Street, LOC-Bank of New York	0.260%	11/1/41	4,100,000	4,100,000	(a)(b)(c)
80 DeKalb Avenue Housing, LOC-Wells Fargo Bank N.A.	0.240%	5/1/42	12,100,000	12,100,000	(a)(b)
Admiral Halsey Senior Apartments, LOC-Citibank N.A.	0.280%	5/1/37	3,750,000	3,750,000	(a)(b)(c)
Clinton Green South LLC, FHLMC, LIQ-FHLMC	0.260%	11/1/38	3,800,000	3,800,000	(a)(b)(c)
FNMA, LIQ-FNMA	0.220%	5/15/39	3,700,000	3,700,000	(a)(b)
Ocean Park Apartments Housing, LIQ-FNMA	0.280%	5/15/35	4,100,000	4,100,000	(a)(b)(c)
Prospect Plaza Apartments, LOC-Citibank N.A.	0.310%	11/1/39	275,000	275,000	(a)(b)(c)
Remeeder Houses, LOC-Citibank N.A.	0.280%	5/1/39	4,230,000	4,230,000	(a)(b)(c)
Shore Hill Housing Associates LP, LIQ-FHLMC	0.250%	5/1/45	2,615,000	2,615,000	(a)(b)
Tribeca Green Housing LLC, LOC-Landesbank Hessen-Thuringen	0.250%	11/1/36	4,000,000	4,000,000	(a)(b)
New York State Housing Finance Agency Service, Contract Revenue:
LOC-Bank of America N.A.	0.240%	9/15/21	4,700,000	4,700,000	(a)(b)
LOC-Bank of America N.A.	0.240%	9/15/21	1,895,000	1,895,000	(a)(b)

See Notes to Financial Statements.

8	Western Asset New York Tax Free Money Market Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 28, 2011

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Housing: Multi-Family — continued
New York, NY, HDC, MFH Revenue, 90 West St., LIQ-FNMA	0.250%	3/15/36	$3,370,000	$3,370,000	(a)(b)
New York, NY, HDC, Mortgage Revenue, The Crest, LOC-Landesbank Hessen-Thuringen	0.320%	12/1/36	12,700,000	12,700,000	(a)(b)
Total Housing: Multi-Family				130,775,000
Housing: Single Family — 6.7%
New York State Housing Finance Agency, 750 Sixth Avenue, FNMA-Collateralized	0.260%	5/15/31	1,700,000	1,700,000	(a)(b)(c)
New York State Housing Finance Agency Revenue:
10 Barclay Street, LIQ-FNMA	0.250%	11/15/37	100,000	100,000	(a)(b)
188 Ludlow Street Housing, LOC-Landesbank Hessen-Thuringen	0.330%	11/1/38	6,000,000	6,000,000	(a)(b)(c)
316 11th Avenue Housing, LIQ-FNMA	0.250%	5/15/41	2,325,000	2,325,000	(a)(b)
505 West 37th St., LOC-Landesbank Hessen-Thuringen	0.340%	5/1/42	6,600,000	6,600,000	(a)(b)(c)
Victory Housing, LIQ-FHLMC	0.260%	11/1/33	1,300,000	1,300,000	(a)(b)(c)
West 37th Street, LOC-Landesbank Hessen-Thuringen	0.280%	5/1/42	3,300,000	3,300,000	(a)(b)
New York State Mortgage Agency Revenue:
Homeowner Mortgage, SPA-Dexia Credit Local	0.220%	4/1/37	2,800,000	2,800,000	(a)(b)(c)
Homeowner Mortgage, SPA-Dexia Credit Local	0.220%	10/1/37	5,000,000	5,000,000	(a)(b)(c)
New York State Mortgage Agency, Homeowner Mortgage Revenue, SPA-Dexia Credit Local	0.250%	10/1/37	2,500,000	2,500,000	(a)(b)(c)
Ramapo, NY, Housing Authority Revenue, Spring Valley Homes Redevelopment Project LLC, LIQ-FNMA	0.260%	12/15/38	3,400,000	3,400,000	(a)(b)(c)
Total Housing: Single Family				35,025,000
Industrial Revenue — 9.0%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, Living Residential Corporation Project, LOC-HSBC Bank USA N.A.	0.240%	2/1/37	1,540,000	1,540,000	(a)(b)
Hempstead, NY, IDA Revenue, Refunding, Trigen Nassau Energy, LOC-Societe Generale	0.310%	9/15/15	9,150,000	9,150,000	(a)(b)(c)
Lancaster, NY, IDA, IDR, Sealing Devices Inc. Facility, LOC-HSBC Bank USA N.A.	0.350%	12/1/20	1,760,000	1,760,000	(a)(b)(c)
Monroe County, NY, IDA Revenue, Margaret Woodbury Strong, LOC-JPMorgan Chase	0.280%	4/1/35	3,400,000	3,400,000	(a)(b)
Monroe County, NY, Industrial Development Agency, Civic Facility Revenue, Cherry Ridge Assisted Living, LOC-HSBC Bank USA N.A.	0.190%	1/1/35	9,300,000	9,300,000	(a)(b)
New York City, NY, IDA, IDR, PS Bibbs Inc., LOC-JPMorgan Chase	0.440%	6/1/21	1,365,000	1,365,000	(a)(b)(c)

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2011 Semi-Annual Report	9

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Industrial Revenue — continued
New York City, NY, Industrial Development Agency Revenue, FC Hanson Office Associates LLC, LOC-ING Bank NV, Lloyds TSB Bank PLC	0.250%	12/1/39	$2,400,000	$2,400,000	(a)(b)
New York City, NY, Industrial Development Agency, Civic Facility Revenue:
Auditory, Oral School Project, LOC-Wells Fargo Bank N.A.	0.240%	12/1/32	1,615,000	1,615,000	(a)(b)
Refunding and Improvement, 07 All Stars Project, LOC-JPMorgan Chase	0.290%	12/1/36	1,640,000	1,640,000	(a)(b)
Oneida County, NY, Industrial Development Agency, Civic Facility Revenue, Mohawk Valley, St. Lukes, LOC-Bank of America N.A.	0.280%	6/1/31	4,305,000	4,305,000	(a)(b)
Rockland County, NY, IDA, IDR, Intercos America Inc. Project, LOC-HSBC Bank USA N.A.	0.450%	1/1/21	2,855,000	2,855,000	(a)(b)(c)
Rockland County, NY, Industrial Development Agency, Civic Facility Revenue, Rockland Jewish Community Center Corp., LOC-Wells Fargo Bank N.A.	0.200%	12/1/32	5,875,000	5,875,000	(a)(b)
Suffolk County, NY, IDA, IDR, Third Project Wolf Family, LOC-HSBC Bank USA N.A.	0.450%	10/1/17	1,630,000	1,630,000	(a)(b)(c)
Total Industrial Revenue				46,835,000
Life Care Systems — 0.3%
New York State Dormitory Authority Revenue, Catholic Health System Obligation, LOC-HSBC Bank USA	0.280%	7/1/25	1,450,000	1,450,000	(a)(b)
Miscellaneous — 0.4%
New York City, NY, Capital Resources Corp. Revenue, Loan Enhanced Assistance, LOC-Bank of America N.A.	0.320%	3/1/38	1,890,000	1,890,000	(a)(b)
Public Facilities — 3.2%
New York City, NY, Trust for Cultural Resources Revenue:
American Museum of Natural History, SPA-Wells Fargo Bank N.A.	0.200%	4/1/44	3,550,000	3,550,000	(a)(b)
American Museum of Natural History, SPA-Wells Fargo Bank N.A.	0.200%	4/1/44	700,000	700,000	(a)(b)
Asia Society, LOC-JPMorgan Chase	0.230%	4/1/30	175,000	175,000	(a)(b)
Lincoln Center for the Performing Arts Inc., LOC-Bank of America N.A.	0.210%	12/1/35	2,575,000	2,575,000	(a)(b)
New York Botanical Garden, LOC-JPMorgan Chase	0.230%	7/1/32	2,590,000	2,590,000	(a)(b)
New York State Dormitory Authority Revenue, Metropolitan Museum of Art	0.220%	7/1/15	7,150,000	7,150,000	(a)(b)
Total Public Facilities				16,740,000

See Notes to Financial Statements.

10	Western Asset New York Tax Free Money Market Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 28, 2011

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Tax Allocation — 3.5%
Nassau County, NY, Interim Finance Authority:
Sales Tax Secured, SPA-BNP Paribas	0.240%	11/15/14	$2,500,000	$2,500,000	(a)(b)
Sales Tax Secured, SPA-BNP Paribas	0.270%	11/15/15	3,815,000	3,815,000	(a)(b)
Sales Tax Secured, SPA-BNP Paribas	0.240%	11/15/25	9,050,000	9,050,000	(a)(b)
New York State Urban Development Corp. Revenue, SPA-Dexia Credit Local	0.310%	3/15/33	3,100,000	3,100,000	(a)(b)
Total Tax Allocation				18,465,000
Transportation — 6.7%
MTA of New York Revenue, LOC-BNP Paribas	0.260%	11/1/35	2,900,000	2,900,000	(a)(b)
MTA, NY Dedicated Tax Fund:
AGM, SPA-Dexia Credit Local	0.330%	11/1/31	200,000	200,000	(a)(b)
LOC-KBC Bank NV	0.240%	11/1/34	70,000	70,000	(a)(b)
LOC-Lloyds TSB Bank PLC	0.240%	11/1/34	1,390,000	1,390,000	(a)(b)
LOC-Scotiabank	0.240%	11/1/34	2,550,000	2,550,000	(a)(b)
MTA, NY, Revenue:
Dedicated Tax, AGM, SPA-Dexia Credit Local	0.330%	11/1/22	2,300,000	2,300,000	(a)(b)
Transportation, LOC-Landesbank Hessen-Thuringen	0.230%	11/1/35	1,600,000	1,600,000	(a)(b)
New York State Thruway Authority Service Contract Revenue, Local Highway & Bridge	5.500%	4/1/11	250,000	251,023
Triborough Bridge & Tunnel Authority, NY, Revenue:
LOC-State Street Bank & Trust Co.	0.210%	1/1/32	195,000	195,000	(a)(b)
Refunding, Gem Subordinated, SPA-Bank of America N.A.	0.260%	1/1/32	2,460,000	2,460,000	(a)(b)
Refunding, Subordinated, SPA-Dexia Credit Local	0.330%	1/1/32	4,800,000	4,800,000	(a)(b)
SPA-ABN AMRO Bank N.V.	0.260%	11/1/32	4,925,000	4,925,000	(a)(b)
SPA-Dexia Credit Local	0.290%	1/1/33	11,400,000	11,400,000	(a)(b)
Total Transportation				35,041,023
Utilities — 2.0%
Long Island Power Authority, NY, Electric System Revenue:
AGM, SPA-Dexia Credit Local	0.300%	12/1/29	3,600,000	3,600,000	(a)(b)
AGM, SPA-Dexia Credit Local	0.300%	12/1/29	1,900,000	1,900,000	(a)(b)
AGM, SPA-Dexia Credit Local	0.330%	12/1/29	4,000,000	4,000,000	(a)(b)
New York State Power Authority, TECP, LOC-JPMorgan Chase, Bank of Nova Scotia, State Street Bank & Trust Co., Wells Fargo Bank N.A., Bank of New York	0.290%	3/10/11	1,000,000	1,000,000
Total Utilities				10,500,000

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2011 Semi-Annual Report	11

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Water & Sewer — 1.9%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Bank of Nova Scotia	0.200%	6/15/38	$2,100,000	$2,100,000	(a)(b)
SPA-Dexia Credit Local	0.220%	6/15/33	7,300,000	7,300,000	(a)(b)
SPA-Landesbank Hessen-Thuringen	0.210%	6/15/39	400,000	400,000	(a)(b)
Total Water & Sewer				9,800,000
Total Investments — 100.1% (Cost — $521,335,812#)				521,335,812
Liabilities in Excess of Other Assets — (0.1)%				(294,875)
Total Net Assets — 100.0%				$521,040,937

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAN	— Bond Anticipation Notes
CSD	— Central School District
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
HDC	— Housing Development Corporation
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LGAC	— Local Government Assistance Corporation
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority

See Notes to Financial Statements.

12	Western Asset New York Tax Free Money Market Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 28, 2011

Western Asset New York Tax Free Money Market Fund

Ratings table*
S&P/Moody’s/Fitch**
A-1	60.0%
VMIG 1	27.2
AA/Aa	0.7
SP-1	0.3
A	0.2
MIG 1	0.1
NR	11.5
100.0%

*	As a percentage of total investments. The ratings shown are based on each portfolio security’s rating as determined by S&P, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

**	S&P primary rating; Moody’s secondary, then Fitch.

See pages 13 through 16 for definitions of ratings.

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2011 Semi-Annual Report	13

Bond ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	—	An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A	—

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	—

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB	—

An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	—

An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	—

An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	—	An obligation rated “CC” is currently highly vulnerable to nonpayment.
C	—	The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.
D	—

An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

14	Western Asset New York Tax Free Money Market Fund 2011 Semi-Annual Report

Long-term security ratings (unaudited) (cont’d)

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
Aa	—	Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
A	—	Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
Baa	—	Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
Ba	—	Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
B	—	Obligations rated “B” are considered speculative and are subject to high credit risk.
Caa	—	Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
Ca	—	Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.
C	—	Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—

Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	—

Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	—

Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB	—

Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB	—

Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

Western Asset New York Tax Free Money Market Fund 2011 Semi-Annual Report	15
B	—

Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC	—	Default is a real possibility.
CC	—	Default of some kind appears probable.
C	—	Default is imminent or inevitable, or the issuer is in standstill.
NR	—	indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1	—

A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	—

A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	—	A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1	—

A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	—

A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	—

A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	—

A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

16	Western Asset New York Tax Free Money Market Fund 2011 Semi-Annual Report

Short-term security ratings (unaudited) (cont’d)

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1	—

Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2	—

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3	—

This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1	—

Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	—	This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.
MIG 3	—	This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG	—	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.
P-2	—	Have a strong ability to repay short-term debt obligations.
P-3	—	Have an acceptable ability to repay short-term debt obligations.
NP	—	Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1	—	Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	—	Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.
F3	—	Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.
NR	—	Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Western Asset New York Tax Free Money Market Fund 2011 Semi-Annual Report	17

Statement of assets and liabilities (unaudited)

February 28, 2011

Assets:
Investments, at value	$521,335,812
Cash	88,640
Interest receivable	636,332
Prepaid expenses	29,107
Total Assets	522,089,891

Liabilities:
Payable for Fund shares repurchased	869,245
Distribution fees payable	100,100
Distributions payable	3,406
Investment management fee payable	1,791
Trustees’ fees payable	596
Accrued expenses	73,816
Total Liabilities	1,048,954
Total Net Assets	$521,040,937

Net Assets:
Par value (Note 4)	$5,210
Paid-in capital in excess of par value	521,097,350
Overdistributed net investment income	(45,171)
Accumulated net realized loss on investments	(16,452)
Total Net Assets	$521,040,937

Shares Outstanding:
ClassN	521,012,411

Net Asset Value:
ClassN	$1.00

See Notes to Financial Statements.

18	Western Asset New York Tax Free Money Market Fund 2011 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended February 28, 2011

Investment Income:
Interest	$851,048

Expenses:
Investment management fee (Note 2)	1,142,552
Distribution fees (Note 2)	634,750
Shareholder reports	36,067
Legal fees	30,098
Audit and tax	26,678
Registration fees	17,290
Transfer agent fees	14,521
Fund accounting fees	6,721
Insurance	6,044
Trustees’ fees	3,370
Custody fees	1,701
Miscellaneous expenses	1,285
Total Expenses	1,921,077
Less: Fee waivers and/or expense reimbursements (Note 2)	(1,095,418)
Net Expenses	825,659
Net Investment Income	25,389
Net Realized Loss on Investment Transactions	(2,104)
Increase in Net Assets from Operations	$23,285

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2011 Semi-Annual Report	19

Statements of changes in net assets

For the Six Months Ended February 28, 2011 (unaudited) and the Year Ended August 31, 2010	2011	2010

Operations:
Net investment income	$25,389	$51,447
Net realized loss	(2,104)	(6,300)
Increase in Net Assets From Operations	23,285	45,147

Distributions to Shareholders From (Note 1):
Net investment income	(25,389)	(51,447)
Decrease in Net Assets From Distributions to Shareholders	(25,389)	(51,447)

Fund Share Transactions (Note 4):
Net proceeds from sale of shares	290,800,241	554,827,515
Reinvestment of distributions	4,194	9,701
Cost of shares repurchased	(286,584,802)	(566,167,670)
Increase (Decrease) in Net Assets From Fund Share Transactions	4,219,633	(11,330,454)
Increase (Decrease) in Net Assets	4,217,529	(11,336,754)

Net Assets:
Beginning of period	516,823,408	528,160,162
End of period*	$521,040,937	$516,823,408
* Includes overdistributed net investment income of:	$(45,171)	$(45,171)

See Notes to Financial Statements.

20	Western Asset New York Tax Free Money Market Fund 2011 Semi-Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class N shares	2011[1]		2010		2009	2008	2007	2006

Net asset value, beginning of period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income	0.000	[2]	0.000	[2]	0.006	0.019	0.030	0.025
Net realized gain (loss)[2]	(0.000)		(0.000)		(0.000)	(0.000)	0.000	(0.000)
Total income from operations	0.000	[2]	0.000	[2]	0.006	0.019	0.030	0.025

Less distributions from:
Net investment income	(0.000)	[2]	(0.000)	[2]	(0.006)	(0.019)	(0.030)	(0.025)
Net realized gains	—		—		—	(0.000) [2]	—	(0.000) [2]
Total distributions	(0.000)	[2]	(0.000)	[2]	(0.006)	(0.019)	(0.030)	(0.025)

Net asset value, end of period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000
Total return[3]	0.00%[4]		0.01%		0.64%	1.95%	3.01%	2.52%

Net assets, end of period (000s)	$521,041		$516,823		$528,160	$982,856	$1,002,749	$970,321

Ratios to average net assets:
Gross expenses	0.76%[6]		0.80%[5,7]		0.80%[5,7]	0.74%[5]	0.76%[5,8]	0.79%[5]
Net expenses[9,10,11]	0.33	[6,12]	0.28	[7,12]	0.64 [7,12]	0.65	0.65 [8]	0.65
Net investment income	0.01	[6]	0.01		0.78	1.92	2.97	2.49

[1]	For the six months ended February 28, 2011 (unaudited).

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Amount represents less than 0.005%.

[5]

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 0.76%, 0.79%, 0.73%, 0.74% and 0.75% for the years ended August 31, 2010, 2009, 2008, 2007 and 2006, respectively.

[6]	Annualized.

[7]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.79% and 0.27% for the year ended August 31, 2010, respectively, and 0.75% and 0.59% for the year ended August 31, 2009, respectively.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.76% and 0.65%, respectively.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class N shares did not exceed 0.75%. Prior to December 1, 2010, the expense limitation was 0.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[12]	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2011 Semi-Annual Report	21

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset New York Tax Free Money Market Fund (the “Fund”) is a separate non-diversified series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

22	Western Asset New York Tax Free Money Market Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$521,335,812	—	$521,335,812

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting New York.

(c) Credit and market risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(e) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Western Asset New York Tax Free Money Market Fund 2011 Semi-Annual Report	23

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 28, 2011, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average daily net assets of Class N shares did not exceed 0.75%. Prior to December 1, 2010, the expense limitation was 0.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

24	Western Asset New York Tax Free Money Market Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The manager has voluntarily undertaken to limit fund expenses in order to maintain a minimum yield of 0.01%. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

During the six months ended February 28, 2011, fees waived and/or expenses reimbursed amounted to $1,095,418.

The manager is permitted to recapture amounts previously forgone or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

The Fund has adopted a Rule 12b-1 distribution and service plan and under that plan the Fund pays a fee with respect to its Class N shares calculated at the annual rate not to exceed 0.25% of the class’ average daily net assets. Distribution fees are accrued daily and paid monthly.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended February 28, 2011, the Fund did not invest in derivative instruments and does not have any intention to do so in the future.

4. Shares of beneficial interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest with a par value of $0.00001 per share.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and share repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

5. Capital loss carryforward

As of August 31, 2010, the Fund had a net capital loss carryforward of approximately $8,048 of which $912 expires in 2016 and $7,136 expires in 2018. These amounts will be available to offset any future taxable capital gains.

6. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”) a former

Western Asset New York Tax Free Money Market Fund 2011 Semi-Annual Report	25

distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

26	Western Asset New York Tax Free Money Market Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

7. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (prior to May 31, 2010, the Fund was known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the

Western Asset New York Tax Free Money Market Fund 2011 Semi-Annual Report	27

U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit reserved judgment after determining that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law regarding the statute governing derivative proceedings was better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court. On August 23, 2010, the Massachusetts Supreme Judicial Court answered the certified question, concluding that a derivative action must be dismissed under applicable state law following a corporation’s independent determination, made in good faith and after reasonable inquiry, that maintenance of the derivative proceeding is not in the best interests of the corporation, regardless whether the derivative complaint has been filed before or after the corporation’s rejection of the shareholder’s demand. The answer will be conveyed to the U.S. Court of Appeals for the Second Circuit and the parties await a decision of that Court.

8. Other tax information

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Fund, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending August 31, 2012.

28	Western Asset New York Tax Free Money Market Fund

Board approval of management

and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Money Market Trust (the “Trust”) held on November 8-9, 2010, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Western Asset New York Tax Free Money Market Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the Meeting and considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Western Asset New York Tax Free Money Market Fund	29

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, and that it considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds classified as New York tax-exempt money market funds by Lipper, showed, among other data, that the

30	Western Asset New York Tax Free Money Market Fund

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Fund’s performance for the 1- and 10-year periods ended June 30, 2010 was slightly below the median and that the performance for the 3- and 5-year periods ended June 30, 2010 was below the median. The Board noted the explanations from the Manager and the Subadviser concerning the Fund’s relative performance versus the peer group for the various periods.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal. The Board noted that it will continue to evaluate the Fund’s performance and any actions taken by the Manager and the Subadviser to continue to improve performance.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund.

In addition, the Board received and considered information comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of retail no-load funds (including the Fund) classified as New York tax-exempt money market funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were slightly below the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board took into account management’s discussion of the

Western Asset New York Tax Free Money Market Fund	31

Fund’s expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2012.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed in the past by an outside consultant and remained unchanged. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that although the Fund had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered, the Fund’s Contractual Management Fee and Actual Management Fee were slightly below the median.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

***

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Western Asset

New York Tax Free Money Market Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA

Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset New York Tax Free Money Market Fund

The Fund is a separate investment series of the Legg Mason Partners Money Market Trust, a Maryland statutory trust.

Western Asset New York Tax Free Money Market Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926 or 1-212-857-8181.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-212-857-8181, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset New York Tax Free Money Market Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010871 4/11 SR11-1346

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date: April 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date: April 27, 2011

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer of
Legg Mason Partners Money Market Trust

Date: April 27, 2011